Unusual Whales Subversive Democratic Trading ETF

        Schedule of Investments

        December 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Banking - 1.3%
Bank of America Corp.	11,328	$623,040
Citigroup, Inc.	7,225	843,085
JPMorgan Chase & Co.	1,904	613,507
Wells Fargo & Co.	13,215	1,231,638
		3,311,270

Consumer Discretionary Products - 2.0%
D.R. Horton, Inc.	29,571	4,259,111
Ford Motor Co.	40,559	532,134
Mohawk Industries, Inc.(a)	3,588	392,169
		5,183,414

Consumer Discretionary Services - 0.8%
Domino’s Pizza, Inc.	984	410,151
Marriott International, Inc. - Class A	2,160	670,118
McDonald’s Corp.	1,028	314,188
Starbucks Corp.	6,999	589,386
		1,983,843

Consumer Staple Products - 4.3%
Altria Group, Inc.	7,919	456,609
Coca-Cola Co.	27,467	1,920,218
Colgate-Palmolive Co.	4,537	358,514
PepsiCo, Inc.	2,407	345,453
Philip Morris International, Inc.	47,484	7,616,433
Procter & Gamble Co.	4,158	595,883
		11,293,110

Financial Services - 6.4%
American Express Co.	23,630	8,741,918
Bank of New York Mellon Corp.	4,762	552,821
Blackrock, Inc.	489	523,396
Blackstone, Inc.	2,619	403,693
Capital One Financial Corp.	4,090	991,252
Charles Schwab Corp.	5,548	554,301
KKR & Co., Inc.	10,445	1,331,529
Mastercard, Inc. - Class A	737	420,739
Morgan Stanley	9,285	1,648,366
Robinhood Markets, Inc. - Class A(a)	9,943	1,124,553
Visa, Inc. - Class A	1,921	673,714
		16,966,282

Health Care - 12.5%
Abbott Laboratories	22,122	$2,771,665
AbbVie, Inc.	3,386	773,667
Amgen, Inc.	1,904	623,198
Artivion, Inc.(a)	192,907	8,798,488
Cigna Group	1,192	328,074
CVS Health Corp.	23,015	1,826,471
Elanco Animal Health, Inc.(a)	32,206	728,822
Eli Lilly & Co.	6,484	6,968,225
HCA Healthcare, Inc.	1,917	894,971
IDEXX Laboratories, Inc.(a)	1,124	760,420
Johnson & Johnson	16,177	3,347,830
Medtronic PLC	4,529	435,056
Merck & Co., Inc.	3,869	407,251
Pfizer, Inc.	13,558	337,594
Tactile Systems Technology, Inc.(a)	62,552	1,814,008
Tempus AI, Inc. - Class A(a)	25,331	1,495,796
Vertex Pharmaceuticals, Inc.(a)	734	332,766
Zimmer Biomet Holdings, Inc.	3,334	299,793
		32,944,095

Industrial Products - 2.0%
Caterpillar, Inc.	727	416,477
Northrop Grumman Corp.	2,329	1,328,019
Oshkosh Corp.	4,265	535,812
RTX Corp.	8,414	1,543,128
Sensata Technologies Holding PLC	15,846	527,513
Trane Technologies PLC	956	372,075
Vertiv Holdings Co. - Class A	3,332	539,817
		5,262,841

Industrial Services - 2.8%
APi Group Corp.(a)(b)	79,342	3,035,625
Aramark	28,011	1,032,485
Quanta Services, Inc.	4,095	1,728,336
United Rentals, Inc.	1,921	1,554,704
		7,351,150

Insurance - 0.6%
Allstate Corp.	2,160	449,604
Marsh & McLennan Cos., Inc.	1,923	356,755
Progressive Corp.	3,952	899,949
		1,706,308

Materials - 2.5%
Amcor PLC	47,154	393,264
Ball Corp.	10,728	568,262

Vulcan Materials Co.	19,684	$5,614,271
		6,575,797

Media - 13.2%
Alphabet, Inc. - Class C	51,793	16,252,643
Liberty Media Corp-Liberty Formula One - Class C(a)	5,551	546,829
Meta Platforms, Inc. - Class A	9,842	6,496,606
Netflix, Inc.(a)	73,844	6,923,613
Pinterest, Inc. - Class A(a)	37,962	982,836
Walt Disney Co.	31,780	3,615,611
		34,818,138

Retail & Wholesale - Discretionary - 5.6%
Amazon.com, Inc.(a)	57,057	13,169,897
Home Depot, Inc.	2,238	770,096
Lowe’s Cos., Inc.	1,476	355,952
TJX Cos., Inc.	3,347	514,132
		14,810,077

Retail & Wholesale - Staples - 2.8%
Costco Wholesale Corp.	7,083	6,107,954
Sysco Corp.	6,041	445,161
Walmart, Inc.	7,941	884,707
		7,437,822

Software & Tech Services - 19.0%
Accenture PLC - Class A	5,409	1,451,235
Commvault Systems, Inc.(a)	7,490	938,946
CrowdStrike Holdings, Inc. - Class A(a)	13,180	6,178,257
International Business Machines Corp.	8,850	2,621,458
Intuit, Inc.	2,702	1,789,859
Microsoft Corp.	39,331	19,021,258
Palantir Technologies, Inc. - Class A(a)	7,950	1,413,113
Palo Alto Networks, Inc.(a)	7,861	1,447,996
Salesforce, Inc.	32,708	8,664,676
ServiceNow, Inc.(a)	10,930	1,674,367
SS&C Technologies Holdings, Inc.	55,088	4,815,793
		50,016,958

Tech Hardware & Semiconductors - 22.2%
Advanced Micro Devices, Inc.(a)	8,535	1,827,856
Apple, Inc.	40,426	10,990,212
Applied Materials, Inc.	26,159	6,722,602
Arista Networks, Inc.(a)	14,531	1,903,997
Broadcom, Inc.	8,922	3,087,904
Cisco Systems, Inc.	10,903	839,858
Corning, Inc.	7,677	672,198
Dell Technologies, Inc. - Class C	4,299	541,158

Lam Research Corp.	7,566	$1,295,148
Microchip Technology, Inc.	6,024	383,849
Micron Technology, Inc.	7,455	2,127,732
NVIDIA Corp.	144,656	26,978,344
Seagate Technology Holdings PLC	3,959	1,090,269
		58,461,127

Telecommunications - 0.3%
T-Mobile US, Inc.	2,626	533,183
Verizon Communications, Inc.	8,889	362,049
		895,232

Utilities - 0.6%
Vistra Corp.	10,198	1,645,243

TOTAL COMMON STOCKS (Cost $207,163,093)		260,662,707

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(c)	2,810,832	2,810,832

TOTAL SHORT-TERM INVESTMENTS (Cost $2,810,832)		2,810,832

TOTAL INVESTMENTS - 100.0% (Cost $209,973,925)		$263,473,539
Liabilities in Excess of Other Assets - 0.0%(d)		(17,120)
TOTAL NET ASSETS - 100.0%		$263,456,419

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $3,035,625 or 1.1% of the Fund’s net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.
(d)	Does not round to 0.1% or (0.1)%, as applicable.